Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consists of the following (in thousands):

	December 31,
	2016	2015
Capital expenditures	$14,499	$7,780
Employee compensation	10,804	7,870
Convertible preferred unit distributions	7,103	—
Current portion of asset retirement obligation	6,499	6,822
Accrued interest	5,743	1,838
Additional Blackwater acquisition consideration	5,000	—
Due to related parties	4,072	3,894
Royalties payable	3,926	4,163
Transaction costs	3,000	—
Customer deposits	3,080	3,742
Deferred financing costs	2,743	—
Taxes payable	1,688	1,563
Recoverable gas costs	1,126	1,337
Gas imbalances payable	1,098	413
Other	10,903	7,329
Total accrued expenses and other current liabilities	$81,284	$46,751